Other Receivables	12 Months Ended
Dec. 31, 2024
Other Receivables [Abstract]
Other receivables

6. Other receivables

Other receivables consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Deposit	$17,787	$16,791
Others	1,401	788
Total	$19,188	$17,579

Other receivables are mainly rental deposit for office and warehouse.